Segment information - Assets (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total consolidated		$ 2,693	$ 3,813	$ 6,481
Operating Segments | High-Pressure Controls
Segment Reporting Information [Line Items]
Total consolidated		2,678	3,142	649
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Total consolidated		0	510	5,156
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Total consolidated	$ 723	8,658
Corporate
Segment Reporting Information [Line Items]
Total consolidated		$ 15	$ 161	$ 676